Derivatives And Financial Instruments (Schedule Of Other Comprehensive Income ("OCI") Related To Cash Flow Hedges) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Other Comprehensive Income Related to Cash Flow Hedges [Roll Forward]
Accumulated OCI related to cash flow hedges, beginning of year	$ 748	$ 785	$ (3,028)
Unrealized gains on cash flow hedges	2,444	2,412	9,470
Reclassification adjustment for gains included in net loss	(2,016)	(2,677)	(5,655)
Changes in accumulated OCI on cash flow hedges, before tax	428	(265)	3,815
Other comprehensive (income) loss attributable to noncontrolling interest	(514)	169	(2)
Deferred income tax (provision) benefit	(148)	59	0
Changes in accumulated OCI on cash flow hedges, net of tax	(234)	(37)	3,813
Accumulated OCI related to cash flow hedges, end of year	$ 514	$ 748	$ 785